SUPPLEMENT DATED DECEMBER 17, 2007
TO

PROSPECTUS DATED NOVEMBER 13, 2007
FOR PRIME VARIABLE UNIVERSAL LIFE INSURANCE,

PROSPECTUS DATED SEPTEMBER 19, 2007
FOR SUN EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE,

AND TO PROSPECTUSES DATED MAY 1, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE, AND
FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement contains information about the MFS/ Sun Life Series Trust.

On or about January 1, 2008, the name of the MFS/ Sun Life Series Trust will be changed to MFS Variable Insurance Trust II.

In addition, all of the funds under this Series Trust will be renamed by removing the reference to Sun Life and replacing the word "Series" with "Portfolio."

Please retain this supplement with your prospectus for future reference.

        SLUS VUL 12/07